Fair Value Measurements (Additional Information) (Details) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Apr. 30, 2023	Oct. 31, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 08, 2024
Subsidiary, Sale of Stock [Line Items]
Note discount rate						12907.00%		128.82%	13.05%
Principle amount of issued debt			$ 25,000,000
Warrants outstanding								5,467,692	6,854,309
Derivative warrant liabilities						$ 7,900,000		$ 18,300,000
Accumulated other comprehensive income						6,317,000		6,317,000	$ 0
Purchased revenue liability						7,300,000		6,800,000		$ 5,900,000
(Gain) loss on derivative liability						10,409,000	$ (457,000)	17,378,000	(512,000)
Common stock upon conversation of cash						$ 3,000,000		$ 3,000,000
Discount rate of FDA						9.60%		10.00%
Development Milestone Payment						$ 200,000		$ 200,000	200,000
Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						5,467,692		156,220
(Gain) loss on derivative liability						$ 10,400	500,000	$ 17,400,000	(500,000)
Convertible Debentures
Subsidiary, Sale of Stock [Line Items]
(Gain) loss on derivative liability								35,000	4,400,000
Oramed Note
Subsidiary, Sale of Stock [Line Items]
Estimated fair value						15,000,000		12,200,000	104,100,000
Principle amount of issued debt	$ 10,000,000	$ 101,900,000			$ 101,900,000
Accumulated other comprehensive income								5,000,000
Change in fair value of debt and liability instruments						2,800,000	$ 3,800,000	3,600,000	2,800,000
Change in fair value due to credit risk								6,300,000	$ 0
Tranche BNotes Member
Subsidiary, Sale of Stock [Line Items]
Estimated fair value						24,500,000		23,600,000
Principle amount of issued debt				$ 50,000,000
Change in fair value of debt and liability instruments						2,500,000		6,600,000
Purchased Revenue Liability
Subsidiary, Sale of Stock [Line Items]
Change in fair value of debt and liability instruments						800,000		900,000
FSF Deposit Member
Subsidiary, Sale of Stock [Line Items]
Change in fair value of debt and liability instruments								4,700,000
Gloperba Elyxyb Royalty Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Purchased revenue liability						$ 7,300,000		$ 6,800,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						1,000,000		1,000,000
Private Placement | Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						28,572		28,572
February 2024 BDO Firm Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						3,803,447		3,803,447
February 2024 BDO Firm Warrants [Member] | Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						108,686		108,686
April 2024 RDO Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						15,000,000		15,000,000
April 2024 RDO Common Warrants [Member] | Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						428,572		428,572
Deposit Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						3,250,000		3,250,000
Deposit Warrants | Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						3,250,000		3,250,000
October 2024 Noteholder Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						7,500,000		7,500,000
October 2024 Noteholder Warrants | Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						214,284		214,284
December 2024 RDO Common Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						57,512,958		57,512,958
December 2024 RDO Common Warrants | Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding						1,642,871		1,642,871